CUDD & ASSOCIATES
16324 West County Road 18E
Loveland, Colorado 80537
Telephone: (970) 203-0577      FAX: (970) 203-0572     E-mail: pcudd@cuddlaw.com

September 12, 2006

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Fresh Ideas Media, Inc.
Amendment No. 1 to Registration Statement on Form SB-2
File No. 333-132252

Dear Messrs. Spirgel and Bennett:

On behalf of Fresh Ideas Media, Inc. (the “Company”), we hereby transmit to you for filing the Amendment No. 1 (the “Amendment”) to the Registration Statement on Form SB-2 (the “Registration Statement”) via the Securities and Exchange Commission’s EDGAR system. All comments set forth in the letter of comment of the staff dated April 4, 2006 (the “Comment Letter”), have either been responded to in the Amendment or hereinafter in this letter. The numbered paragraphs set forth below are responsive to the identically numbered paragraphs contained in the Comment Letter. Those responses set forth the location in the Amendment of the response to each comment contained in the Comment Letter or certain supplemental information requested by the staff.

Prospectus Cover Page

1. The cover page has been limited to the disclosure requirements of Item 501 of Regulation S-B and the length has been reduced to one page. The risk factor cross reference has been highlighted in bold type.

Table of Contents

2. The disclosure throughout the prospectus to the effect that the Company intends to apply for “listing” on the OTC Bulletin Board has been revised to indicate that the Company intends to cause a market maker to apply to have its common stock quoted on the OTC Bulletin Board.

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
September 12, 2006

Summary, page 7

3. The Company describes its license as “exclusive” in 45 of the 50 states it covers because the License Agreement itself, in Article 1 thereof, “ . . . grants the Company the sole and exclusive right and license to use and develop the Business Concept . . .” in those states. The Company discloses that the licensor retained five states because it is aware of and/or has some relationship with other companies engaged in business to supply elementary schools with custom school take-home folders in those states in the third sentence of the first paragraph under the section captioned “Prospectus Summary-Fresh Ideas Media” on page 8 of the prospectus contained in the Amendment (the “Prospectus”) and in the last two sentences of the third paragraph under the section captioned “Business-License Agreement” on page 25 of the Prospectus. The Company discloses that, despite the exclusion of five states, the Company believes that it can build a substantial advertising enterprise in the 45 states covered by the license agreement in the last sentence of the first paragraph under the section captioned “Prospectus Summary-Fresh Ideas Media” on page 8 of the Prospectus.

4. The Company now discloses in the last sentence of the first paragraph under “Prospectus Summary-Financial Summary” on page 9 of the Prospectus the fact that its auditors have expressed substantial doubt as to its ability to continue as a going concern.

5. All of the risk factors have been revised so that they present a subheading, which is a one-sentence synopsis of the risk, and a narrative, which provides further language to put the risk into context and explain material issues. The subheading and the corresponding narrative stand alone and disclose the material risk and possible consequences.

6. Risk factor X. on page 16 of the Prospectus has been added highlighting the fact that none of the proceeds raised in the offering will be placed in an escrow or similar account and the implications of this; that all proceeds will be available for the Company’s immediate use; and that, because this is a best efforts-offering, investors should not expect a refund or return of any amounts invested.

Forward Looking Statements, page 16

7. The reference to the safe harbor for forward looking statements contained in the Private Securities Litigation Reform Act of 1995 has been removed.

Available Information, page 17

8. The Commission’s new street address, 100 F Street, NE, has been included and the disclosure relating to the public reference rooms in the named regional offices has been removed.

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
September 12, 2006

Use of Proceeds, page 17

9. The use of proceeds table has been revised to disclose how the proceeds will be allocated should the Company obtain 25%, 50%, 75% and 100% of the maximum.

10. The third paragraph after the use of proceeds table has been added to disclose that no portion of the net proceeds will be used to pay off the outstanding balance on the license.

11. The disclosure in the first sentence of the second to the last paragraph has been revised to indicate that, if the Company is successful in selling at least 25% of the shares of common stock being offered, the available funds, together the proceeds from the sale of sub-licenses, will satisfy the Company’s cash requirements for at least the next year and that it will not be necessary to raise additional funds. The disclosure in the first sentence of risk factor G has similarly been revised to indicate that the proceeds from the sale of at least 25% of the shares, together with revenues received from the sale of sub-licenses, will meet the Company’s cash requirements for sustaining and expanding its business.

12. The last paragraph under the “Use of Proceeds” section included in the Registration Statement has been entirely revised in the Amendment to, among other things, delete the references to the proceeds of the offering available to the Company for operating expenses being limited and to the Company’s being unable to specifically define its business plan.

13. The last paragraph under the “Use of Proceeds” section included in the Registration Statement has been entirely revised in the Amendment to, among other things, delete the references to the offering proceeds being inadequate to fully implement the Company’s proposed business plan and to the Company’s having to sell the maximum amount in this offering to satisfy its cash needs for the next 12 months. Accordingly, no explanation or risk factor has been added.

Plan of Operation, page 21

14. The products and services the Company offers and plans to offer; the means by which it generates and plans to generate revenue from these products and services; the costs incurred in doing so; and the methods by which the Company gets paid are now discussed under the section captioned “Plan of Operation-General” commencing on page 27 of the Prospectus. The principal terms of the license and the sub-licenses are now highlighted here and under the sections captioned “Business-License Agreement” and “Business-Sub-License Agreement with Community Alliance” on pages 25 and 26 of the Prospectus. The development of the Company’s marketing and consulting services is now discussed under “Plan of Operation-General.”

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
September 12, 2006

15. The timeframes for the development of each subsidiary, including the Company’s expansion plans and marketing strategy, is now discussed under “Plan of Operation-General” commencing on page 27 of the Prospectus.

Cash Requirements, page 22

16. The reference in this section of the Registration Statement to the uncertainty in the Company’s business plan has been deleted in this section of the Amendment. This section of the Amendment now states that the Company believes that it can meet its cash needs over the next twelve months with the proceeds received from the sale of only 25% of the shares in the offering together with the proceeds received from the sale of sub-licenses. It is also specified that the Company will need to raise additional funds during this period if it fails to sell at least 25% of the shares in the offering and/or is unsuccessful in selling the necessary sub-licenses.

17. It is now disclosed affirmatively in this section of the Amendment that the Company has no arrangements or agreements in place to secure additional funding. It is also stated that the Company believes that its existing shareholders would provide it with any additional capital that it requires if additional financing is unavailable from independent third parties upon acceptable terms, but that they have no obligation to do so.

18. The sub-license agreement with CTN Enterprises, which is filed as exhibit 10.4 to the Registration Statement, provides the sub-licensee exclusive rights to market and sell the school folder product in Missouri. The sub-license agreements with Mesdames Robyn S. Foster and Rachelle Hagerty, which are filed as exhibits 10.5 and 10.6 to the Amendment, provide the sub-licensees exclusive rights to market and sell the school folder product in Arizona and Ohio, respectively. The sub-license agreements with Mesdames Foster and Hagerty previously filed as exhibits to the Registration Statement erroneously referred to the same territory of Missouri covered by the sub-license provided to CTN Enterprises.

Community Alliance Custom School Take-Home Folder Program, page 24

19. The second paragraph under this section in the Registration Statement indicating that sub-licenses had been, or are expected to be, sold in certain sub-license territories, including Arizona, Missouri and Ohio, has been deleted from the Amendment. The last sentence of the first paragraph under this section in the Amendment clarifies that the Company has sold sub-licenses in the three States of Arizona, Missouri and Ohio.

20. It has been clarified throughout the Prospectus that the Company has sold three sub-licenses to date in the States of Arizona, Missouri and Ohio. The sub-license agreement with CTN Enterprises was filed as exhibit 10.4 to the Registration Statement and the sub-license

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
September 12, 2006

agreements with Mesdames Foster and Hagerty have been filed as exhibits 10.5 and 10.6 to the Amendment.

21. It has been clarified in the third to the last sentence of the last paragraph under this section that the Company is required to pay 30%, not 20%, of the sub-license fees to the licensor until the license fee is paid in full.

22. The assertion in the fourth paragraph of this section in the Registration Statement to the effect that the Company projects that it can realize substantial gross revenue and profit from the sale of sub-licenses and publication fees has been deleted.

Our Best Wishes Greeting Card Program, page 26

23. The material terms of the license and sub-license for the Our Best Wishes Greeting Card product, including costs, fees and revenue stream, have been described.

Employees, page 26

24. The reference in the second sentence of this section in the Registration Statement to the number of hours to be devoted by the Company’s two employees has been deleted in the Amendment. Instead, it is now stated that the employees intend to spend whatever time is needed to implement the business plan. Also, it is stated in the first sentence of the second paragraph of this section in the Amendment that the Company intends to add employees as the need arises and capital is available.

Competition, page 27

25. This section has been revised to specifically discuss the environment in which the Company and its products and services will compete and to identify the known regional competitors in its various markets, the primary methods of competition and the Company’s competitive position in each market. Because the Company knows of no barriers to entry into its markets, none has been described.

Intellectual Property, page 27

26. It is now clarified in the first sentence of the first paragraph under this section that the licensor has applied, but has not yet secured registration, for both trademarks and is active in completing the process.

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
September 12, 2006

Certain Transactions, page 32

27. The fact that the Company does not consider itself to be a portfolio company of either Venture Vest Capital or American Business Services is now stated in the last sentence of the second to the last paragraph under this section. It is also stated in this paragraph that it is not anticipated that either company will play a significant roll in the Company’s business, other than to loan funds during the development stage. The Company discloses in the second to the last sentence of this paragraph that it does not intend to utilize VentureVest Capital or American Business Services to raise money in this offering or for consulting.

28. The transactions that the Company contemplates entering into with its officers, directors and/or affiliates are described in the last paragraph under this section. The affiliates are identified to be VentureVest Capital and American Business Services.

29. There are no affiliations between Venitech and the Company other than the stock ownership of Ms. Ruth Daily, the manager and 50%-owner of Venitech, in the Company. Mr. Phil E. Ray, President and a 43% owner of the Company, met Ms. Daily and became aware of Venitech. Mr. Ray expressed his opinion to Ms. Daily that the Company’s business model of selling sub-licenses would be effective to publish and market Venitech’s school take-home folder and greeting card products in 45 of the 50 states in which either Venitech, or a company associated with Venitech, were not operating. Ms. Daily advised Mr. Ray that Venitech had no desire to license its products on a national scale. Mr. Ray and Ms. Daily organized the Company for this purpose and Ms. Daily reviewed and approved of the Company’s business model. Ms. Daily received a 43% equity ownership interest in the Company for her services in organizing the company. Mr. Ray purchased a 43% equity ownership interest in the Company for $1,500 in cash and became President and a director of the Company upon its inception. Mr. Ray’s spouse, Ms. Alice Terry Ray, became Secretary of the Company upon its organization.

Plan of Distribution, page 34

30. The Subscription Agreement has been filed as exhibit 10.5 to the Amendment and the material terms of the Subscription Agreement have been described in the first paragraph under “Plan of Distribution-Method of Subscribing.”

31. The statement in the Registration Statement in the last paragraph under the section captioned “Plan of Distribution-Method of Subscribing” to the effect that executive officers and their affiliates or associates may purchase in the offering in an effort to close the minimum has been deleted from the Amendment.

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
September 12, 2006

Financial Statements

Note 1 - Organization and Summary of Significant Accounting Policies, page F-7

Revenue Recognition, F-8

32. Revenue recognition has been revised in the financial statements in accordance with SAB 104 and revenue recognition policies for the sale of sub-licenses and the publication fees that the Company receives associated with each school folder project have been discussed in the revenue recognition footnote.

Part II

Item 26. Recent Sales of Unregistered Securities

33. The Company’s reliance upon Rule 504 of Regulation D is disclosed, together with the facts supporting the exemption, including sophistication levels and solicitation methods.

Item 27. Exhibits

34. The opinion has been revised so that it opines upon Nevada law, including the statutory provisions, all applicable provisions of the Nevada Constitution and all reported judicial decisions interpreting those laws.

35. A list of subsidiaries has been included as exhibit 21.0 to the Amendment.

Item 28. Undertakings

36. New Items 512(a)(4) and 512(g) of Regulation S-B have been included.

If the Staff requires any additional information during the course of its review of the Amendment attached hereto, please don’t hesitate to contact the undersigned. If any information

Mr. Larry Spirgel, Assistant Director
Mr. William Bennett
United States Securities and Exchange Commission
September 12, 2006

of an accounting nature is required, please contact Mr. Roy McCollom, Miller and McCollom telephone: (303) 424-2020.

Sincerely yours,

/s/ Patricia Cudd
Patricia Cudd

PC/es

cc: Mr. Phil E. Ray, President
Fresh Ideas Media, Inc.

Mr. Roy McCollom
Miller and McCollom